Other financial liabilities	6 Months Ended
Jun. 30, 2025
Other financial liabilities
Other financial liabilities

5. Other financial liabilities:

The amounts shown in the condensed consolidated balance sheets are analyzed as follows:

	June 30,	December 31,
Debt instruments	2025	2024
Other financial liabilities	300,808	322,891
Total	$300,808	$322,891
Less deferred financing fees	(1,907)	(2,174)
Total other financial liabilities, net of deferred financing fees	$298,901	$320,717
Less current portion, net of deferred financing fees	$(43,676)	$(43,644)
Other financial liabilities, net of current portion and deferred financing fees	$255,225	$277,073

5. Other financial liabilities (continued):

Other Financial Liabilities - Sale and Leaseback Transactions

CDBL Sale and Leaseback

On June 19, 2024, the Partnership entered into sale and leaseback agreements with China Development Bank Financial Leasing Co. Ltd. (“CDBL”) for four of its vessels, the OB River, the Clean Energy, the Amur River, and the Arctic Aurora (“the Four Vessels”) for the amounts of $71,175, $53,625, $73,125 and $147,050, respectively (the “Lease Financing”). On June 27, 2024, the Partnership utilized the proceeds from the Lease Financing, together with $63,667 of its own funds, to fully repay its $675 Million Credit Facility. The Partnership sold and chartered back on a bareboat basis from CDBL, the OB River, the Clean Energy and the Amur River for a period of five years, and the Arctic Aurora for a period of ten years. The applicable interest rate is 3-month term SOFR plus a margin. Following the first anniversary of the bareboat charter, the Partnership has the option at any time to repurchase each vessel at predetermined prices as set forth in each respective agreement. At the end of the bareboat period, the Partnership has the obligation to repurchase the vessels at a price equal to the 20% of the financing amount for the OB River, the Clean Energy and the Amur River and the 15% of the financing amount for the Arctic Aurora.

Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Partnership and the Four Vessels will continue to be recorded as assets on the Partnership’s balance sheet. The Partnership is required to maintain at all times a value maintenance ratio of at least 120% of the charterhire principal. The charterhire principal amortizes in 20 consecutive quarterly installments paid in arrears for the OB River, the Clean Energy and the Amur River and 40 consecutive quarterly installments paid in arrears for the Arctic Aurora. The total charterhire principal as of June 30, 2025 was $300,808.

As of June 30, 2025, the Partnership was in compliance with all financial covenants and non-financial covenants prescribed in CDBL Sale and Leaseback agreements.

The annual principal payments for the Partnership’s outstanding CDBL Sale and Leaseback as of June 30, 2025, required to be made after the balance sheet date were as follows:

Year ending June 30,	Amount
2026	$44,167
2027	44,167
2028	44,167
Thereafter	168,307
Total long-term debt and other financial liabilities	$300,808

The weighted average interest rate on the Partnership’s long-term debt and other financial liabilities for the six-month periods ended June 30, 2025 and 2024 was 6.51% and 8.4%, respectively.

Total interest incurred on long-term debt and other financial liabilities for the six-month periods ended June 30, 2025 and 2024, amounted to $10,366 and $17,590 respectively, and is included in Interest and finance costs (Note 10) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.